Valuation And Qualifying Accounts	12 Months Ended
Mar. 31, 2012
Valuation And Qualifying Accounts

KONAMI CORPORATION

AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended March 31, 2010, 2011 and 2012

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of Yen
	Balance at beginning of the year	Charged to Revenue, Costs and Expenses	Charged (Credited) to Other Accounts	Deductions	Balance at end of the year
2010
Allowance for doubtful accounts
Trade accounts receivable	¥470	¥222	¥(12)	—	¥680
Other assets	56	37	0	—	93
Total	¥526	¥259	¥(12)	—	773
2011
Allowance for doubtful accounts
Trade accounts receivable	¥680	¥(149)	¥(256)	—	¥275
Other assets	93	(43)	238	—	288
Total	¥773	¥(192)	¥(18)	—	¥563
2012
Allowance for doubtful accounts
Trade accounts receivable	¥275	¥103	¥2	—	¥380
Other assets	288	(59)	—	—	229
Total	¥563	¥44	¥2	—	¥609

Notes:

1.	“Charged (Credited) to Other Accounts” primarily consists of the reclassification from current receivables to non-current receivables and the foreign exchange adjustment resulting from translations of amounts against allowance accounts at foreign subsidiaries.
2.	“Deductions” primarily consists of amounts written off.

	Thousands of U.S. Dollars
	Balance at beginning of the year	Charged to Revenue, Costs and Expenses	Charged (Credited) to Other Accounts	Deductions	Balance at end of the year
2012
Allowance for doubtful accounts
Trade accounts receivable	$3,346	$1,253	$24	—	$4,623
Other assets	3,504	(718)	—	—	2,786
Total	$6,850	$535	$24	—	$7,409